UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Security National Automotive Acceptance Company, LLC

Date of Report:	January 30, 2018
Commission File Number of securitizer:	025-01196
Central Index Key Number of securitizer:	0001556073

Security National Automotive Acceptance Company, LLC
Adam Contino
513 459-8118

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Security National Automotive Acceptance Company, LLC, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entities:

SNAAC Auto Receivables Trust 2012-1
SNAAC Auto Receivables Trust 2013-1
SNAAC Auto Receivables Trust 2014-1

March 15, 2016 was the date of the last payment on the last asset-backed security issued by SNAAC Auto Receivables Trust 2012-1, July 17, 2017 was the date of the last payment on the last asset-backed security issued by SNAAC Auto Receivables Trust 2013-1 and September 15, 2017 was the date of the last payment on the last asset-backed security issued by SNAAC Auto Receivables Trust 2014-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2018

Security National Automotive Acceptance Company, LLC

By:	/s/ Adam Contino
Name:	Adam Contino
Title:	Chief Financial Officer